Dividends - Summary of Declared Dividends (Details) - USD ($) $ / shares in Units, $ in Millions								6 Months Ended	12 Months Ended
	Jul. 01, 2023	Jun. 15, 2023	Apr. 14, 2023	Apr. 01, 2023	Mar. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2023
Dividends Payable [Line Items]
Payments of Ordinary Dividends								$ 20.0	$ 40.0
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Record Date		Jun. 15, 2023
Preferred Stock, Dividend Rate, Percentage		5.625%				5.625%		5.625%	5.625%	5.625%
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Record Date		Jun. 15, 2023
Preferred Stock, Dividend Rate, Percentage		5.95%						5.95%	5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Record Date		Jun. 15, 2023
Preferred Stock, Dividend Rate, Percentage		5.625%					5.625%	5.625%	5.625%	5.625%
Subsequent Event
Dividends Payable [Line Items]
Payments of Ordinary Dividends			$ 20.0
Subsequent Event | 5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 351.56										$ 351.56
Payable Date	Jul. 01, 2023			Apr. 01, 2023
Record Date					Mar. 15, 2023
Depositary share dividend	$ 0.35156										0.35156
Preferred Stock, Dividend Rate, Percentage					5.625%
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 0.3719										0.3719
Payable Date	Jul. 01, 2023			Apr. 01, 2023
Record Date					Mar. 15, 2023
Preferred Stock, Dividend Rate, Percentage					5.95%
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 0.3516										$ 0.3516
Payable Date	Jul. 01, 2023			Apr. 01, 2023
Record Date					Mar. 15, 2023
Preferred Stock, Dividend Rate, Percentage					5.625%